Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade and other receivables
This caption was made up as follows:

	Current		Non-current
	2017	2016	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	81,299	68,529	—	—
Indemnification from insurance, note 22(b)	9,380	—	—	—
Other receivables from sale of fixed assets	3,574	2,780	3,221	5,639
Accounts receivable from Parent company and affiliates, note 25	1,372	704	—	—
Loans to employees	1,091	1,972	—	—
Interests receivables, note 6(c)	159	114	—	—
Funds restricted to tax payments	73	353	—	—
Other accounts receivable	2,036	4,069	—	—
Allowance for doubtful accounts (d)	(1,685)	(781)	—	—
Financial assets classified as receivables (e)	97,299	77,740	3,221	5,639
Value-added tax credit (c)	2,177	2,752	3,745	9,511
Tax refund receivable (c)	42	629	9,241	9,970

Non-financial assets classified as receivables	2,219	3,381	12,986	19,481

	99,518	81,121	16,207	25,120

(b)	Trade account receivables are interest bearing and generally have 30-90 day maturities.

(c)	As of December 31, 2016, the value-added tax credit is mainly related to the activities of Salmueras Sudamericanas S.A. (Salmueras). According to the Peruvian current tax rules, the Group has the right to compensate this credit against the value-added tax to be generated by sales. During 2017, the Group has recognized an impairment on the brine project, as a consequence the Group wrote-off value-added tax credit for S/5,654,000, see note 1.2.

(d)	The movement of the allowance for doubtful accounts is as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Opening balance	781	667	352
Additions, note 20	1,190	114	315
Write-off	(286)	—	—

Ending balance	1,685	781	667

(e)	The aging analysis of trade and other accounts receivable as of December 31, 2017 and 2016, is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	<30 days	30-60 days	61-90 days	91-120 days	>120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2017	100,520	79,795	7,549	1,612	1,710	453	9,401
2016	83,379	58,865	17,551	1,477	651	374	4,461

Schedule of movement of allowance for doubtful accounts
The movement of the allowance for doubtful accounts is as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Opening balance	781	667	352
Additions, note 20	1,190	114	315
Write-off	(286)	—	—

Ending balance	1,685	781	667

Schedule of aging analysis of trade and other accounts receivable
The aging analysis of trade and other accounts receivable as of December 31, 2017 and 2016, is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	<30 days	30-60 days	61-90 days	91-120 days	>120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2017	100,520	79,795	7,549	1,612	1,710	453	9,401
2016	83,379	58,865	17,551	1,477	651	374	4,461